DISTRIBUTION RIGHTS (Tables)	12 Months Ended
Dec. 31, 2014
DISTRIBUTION RIGHTS.
Schedule of distribution rights

	2013	2014
Released:
Beginning balance as of January 1	487	2,244
Additions	17,957	26,596
Amortization	(15,289)	(27,360)
Impairment losses	(1,019)	(194)
Exchange differences	108	(39)

Ending balance as December 31	2,244	1,247
In production and not released	4,310	5,299

Total	6,554	6,546